STATEMENT OF CASH FLOWS	7 Months Ended
Dec. 31, 2020 USD ($)
Cash Flows from Operating Activities:
Net loss	$ (3,586,390)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on marketable securities held in trust	(2,521)
Change in fair value of warrant liability	3,096,650
Transaction costs allocated to warrant liabilty	226,601
Changes in operating assets and liabilities:
Prepaid expenses	(149,727)
Accrued expenses	146,558
Net cash used in operating activities	(268,460)
Cash Flows from Investing Activities:
Investment of cash into Trust Account	(115,000,000)
Net cash used in investing activities	(115,000,000)
Cash Flows from Financing Activities:
Proceeds from issuance of Class B common stock to Sponsor	25,000
Proceeds from sale of Units, net of underwriting discounts paid	112,700,000
Proceeds from sale of Private Placement Units	4,050,000
Repayment of promissory note - related party	(99,627)
Payment of offering costs	(372,750)
Net cash provided by financing activities	116,302,623
Net Change in Cash	1,034,163
Cash - End of period	1,034,163
Supplemental Disclosure of Non-Cash Investing and Financing Activities:
Initial classification of Class A common stock subject to possible redemption	105,848,020
Change in value of Class A common stock subject to possible redemption	(3,358,790)
Deferred underwriting fee payable	4,025,000
Payment of offering costs through promissory note - related party	99,627
Initial Classification of warrant liability in connection with Initial Public Offering and Private Placement	$ 1,428,600